Lease liabilities and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities and right-of-use assets
Summary of right of use assets

	As of 31 December
	2024	2023
	USD	USD
Balance as of 1 January	484,362	815,646
Additions during the year	—	436,769
Depreciation charge for the year	(177,107)	(364,116)
Assets classified as held for sale (Note 32)	—	(78,175)
Termination of lease	—	(272,421)
Foreign currency adjustment	(74,643)	(53,341)
Balance as of 31 December	232,612	484,362

	2024	2023	2022
	USD	USD	USD
General and administrative expenses (Note 21)	97,200	127,979	320,155
Discontinued operations	79,907	236,137	896,340
	177,107	364,116	1,216,495

Summary of sublease receivables

	As of 31 December
	2024	2023
	USD	USD
Balance as of 1 January	571,022	1,201,552
Interest income	12,349	37,706
Lease rentals received	(583,371)	(668,236)
Balance as of 31 December	—	571,022

Summary of maturity analysis of lease liabilities

	As of 31 December
	2024	2023
	USD	USD
Less than one year (current)	—	571,022
Sublease receivables as of 31 December	—	571,022

Summary of interest income

	2024	2023	2022
	USD	USD	USD
Discontinued operations	12,349	37,706	8,340
	12,349	37,706	8,340

Summary of lease liabilities

	As of 31 December
	2024	2023
	USD	USD
Balance as of 1 January	1,662,411	2,343,126
Additions during the year	—	436,769
Accretion of interest	73,528	127,426
Repayments	(484,690)	(572,997)
Liabilities directly associated with assets classified as held for sale (Note 32)	—	(256,966)
Termination of lease	—	(341,350)
Foreign currency adjustment	(204,185)	(73,597)
Balance as of 31 December	1,047,064	1,662,411

Summary of maturity analysis

	As of 31 December
	2024	2023
	USD	USD
Current portion	606,881	640,695
Non-current portion	440,183	1,021,716
Lease liabilities as of 31 December	1,047,064	1,662,411

Summary of Accretion of interest

	2024	2023	2022
	USD	USD	USD
Finance cost (Note 26)	25,121	49,248	110,174
Discontinued operations	48,407	78,178	231,336
	73,528	127,426	341,510

Summary of amounts recognized in consolidated statement of comprehensive income

	As of 31 December
	2024	2023	2022
	USD	USD	USD
Interest expense on lease liabilities	(73,528)	(127,426)	(341,510)
Interest income on sublease receivables	12,349	37,706	8,340
Depreciation for right-of-use assets	(177,107)	(364,116)	(1,216,495)
	(238,286)	(453,836)	(1,549,665)